General and Administrative Expenses_Details Of General And Administrative Expenses(Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩)		Dec. 31, 2019 USD ($)	[1],[2]	Dec. 31, 2018 KRW (₩)		Dec. 31, 2017 KRW (₩)
Employee Benefits
Salaries and short-term employee benefits - salaries	₩ 2,557,821				₩ 2,512,945		₩ 2,465,132
Salaries and short-term employee benefits - others	848,421				870,356		822,536
Post-employment benefits - defined benefit plans	231,913				217,085		231,704
Post-employment benefits - defined contribution plans	27,924				21,056		15,046
Termination benefits	239,790				242,010		160,798
Share-based payments	49,418				10,930		73,370
Sub-total	3,955,287				3,874,382		3,768,586
Depreciation and amortization	784,431				408,771		370,378
Other general and administrative expenses
Rental expense	109,745				361,344		320,920
Tax and dues	238,670				214,683		195,965
Communication	48,749				46,661		44,516
Electricity and utilities	29,161				28,823		31,158
Publication	15,136				16,018		17,383
Repairs and maintenance	23,947				22,432		20,524
Vehicle	11,537				12,495		11,587
Travel	21,452				19,393		17,407
Training	31,451				30,310		26,664
Service fees	227,631				210,081		179,311
Electronic data processing expenses	258,456				189,007		172,007
Advertising	228,826				217,244		199,676
Others	286,538				266,868		252,582
Sub-total	1,531,299				1,635,359		1,489,700
Total	₩ 6,271,017	[1],[2]	$ 5,427,290		₩ 5,918,512	[2]	₩ 5,628,664

[1]	The consolidated statement of comprehensive income for the year ended December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives for the years ended December 31, 2017 and 2018 has not been restated.
[2]	The consolidated statements of comprehensive income for the years ended December 31, 2018 and 2019 are prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.